Grant Income (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2023	May 31, 2022	May 31, 2021
Grant Income
Expected Award amount	$ 2,392,845						$ 870,000
Grant term (in years)	3 years
Deferred Grant Income									$ 870,684	$ 1,129,316	$ 308,861
Deferred grant income		$ 54,306			$ 54,306		0	$ 30,528
Grant income recognized		27,441	$ 654,949	$ 696,669	$ 895,786	$ 696,669	(1,080,436)	(278,333)
Grant income receivable		$ 0					$ 360,229	$ 0